Provision for legal and administrative proceedings (Details 5) - Provision For Tax [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 24,450,028	R$ 22,239,407
Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	4,991,390	5,084,626
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	12,960,732	11,106,211
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	1,988,271	1,876,629
Fust Funttel And Ebc [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,509,635	R$ 4,171,941